FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
FHLB, maximum amount available	$ 776
Guarantees outstanding	121
Guarantees, cash value of life insurance	143
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	14
Commercial Mortgage Loan
Other Commitments [Line Items]
FHLB, collateral pledged	1,300
Investment Commitment Agreements With Third Parties
Other Commitments [Line Items]
Commitments	5,400	$ 463
Commitments, unfunded	2,800
Insurance Sales Office Space, Technological Equipment, And Automobiles | American National
Other Commitments [Line Items]
Commitments	10
Purchase, Expand Or Improve Real Estate, To Fund Fixed Interest Rate Mortgage Loans, And To Purchase Other Invested Assets | American National
Other Commitments [Line Items]
Commitments	2,000
Commitments, to be paid, within the next fiscal year	1,300
Letters of credit outstanding, amount	$ 4